SHARE- BASED COMPENSATION (Schedule of Company's Financial Statements) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation – Attributable to equity holders of the Company		$ 204	$ 188
Share-based compensation – Attributable to non-controlling interests	[1]	332	811
Total share-based compensation		$ 536	$ 999

[1]	Share-based compensation expenses related to discontinued operations in the total amount of $64 and $382 for the six months period ended June 30, 2025 and 2024, respectively, are included in the Loss from discontinued operations, net in the interim consolidated statements of profit or loss.